AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 108.5%
Affiliated Mutual Funds — 6.4%
AST Prudential Core Bond Portfolio*	6,800,000	$ 88,196,000
PGIM Absolute Return Bond Fund	5,667,506	46,076,826
PGIM Global Total Return Fund	13,957,307	89,326,765
PGIM Total Return Bond Fund	104,555,639	1,453,323,376

Total Affiliated Mutual Funds (cost $1,615,000,000)(w)		1,676,922,967

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.1%
Automobiles — 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	2,133	2,129,508
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
1.025%(c)	05/15/23	17,895	17,457,908
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26	4,000	4,000,647
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
1.025%(c)	10/17/22	30,000	29,471,646
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	13,800	13,734,788
			66,794,497
Collateralized Loan Obligations — 3.3%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
3.230%(c)	10/25/32	24,750	22,284,133
Allegro CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.227%(c)	01/19/33	17,000	15,204,441
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.101%(c)	07/15/30	96,750	90,511,212
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.103%(c)	07/16/29	3,750	3,597,399
Bain Capital Credit CLO (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.766%(c)	04/23/31	4,250	3,937,619
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.876%(c)	07/17/28	3,500	3,400,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.762%(c)	05/17/31	16,000	$ 14,559,960
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	10/15/30	3,750	3,489,653
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.062%(c)	04/22/30	55,000	50,930,330
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.061%(c)	10/15/29	5,000	4,750,278
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.824%(c)	04/26/31	26,500	24,717,981
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.999%(c)	10/20/31	47,400	43,856,310
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.741%(c)	02/05/31	1,000	917,779
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.824%(c)	04/25/31	7,500	6,920,629
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.289%(c)	04/20/32	37,000	33,889,129
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.097%(c)	07/18/30	38,000	35,725,875
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.071%(c)	10/15/28	7,850	7,603,349
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.845%(c)	02/20/31	55,500	51,568,929
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.053%(c)	01/16/31	90,950	85,937,655
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.128%(c)	10/13/31	7,750	7,177,346
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.159%(c)	10/15/32	90,250	$ 81,220,830
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.052%(c)	10/22/30	5,000	4,682,211
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.916%(c)	04/17/31	26,500	24,261,269
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.846%(c)	07/17/29	4,250	4,039,731
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	10/20/31	29,500	27,304,557
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.020%(c)	10/30/30	34,000	31,442,462
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.924%(c)	11/14/29	250	238,690
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.981%(c)	07/15/31	4,250	3,926,758
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.849%(c)	04/20/31	2,500	2,287,121
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.059%(c)	07/20/30	4,250	4,076,584
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.864%(c)	01/26/31	4,000	3,672,658
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.189%(c)	01/20/32	42,000	38,860,924
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.136%(c)	07/17/26	6,633	6,565,128
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.091%(c)	01/15/32	13,500	12,514,692
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.936%(c)	07/17/31	44,000	40,672,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.019%(c)	10/20/31	65,250	$ 59,601,399
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.069%(c)	01/20/32	10,000	9,254,003
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.121%(c)	04/15/30	2,000	1,845,310
			867,447,178
Consumer Loans — 0.0%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.797%(c)	02/25/23	2,560	2,347,954
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2019-04, Class A, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.000%)
0.945%(c)	04/15/24	2,500	2,472,053
BA Credit Card Trust,
Series 2018-A03, Class A3
3.100%	12/15/23	26,348	26,857,971
Chase Issuance Trust,
Series 2018-A01, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.905%(c)	04/17/23	13,250	13,140,028
Citibank Credit Card Issuance Trust,
Series 2018-A01, Class A1
2.490%	01/20/23	18,393	18,527,271
Series 2018-A07, Class A7
3.960%	10/13/30	4,500	5,257,263
			66,254,586
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
1.587%(c)	05/25/34	1,246	1,057,827
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
2.147%(c)	10/25/33	1,691	1,551,485
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
1.647%(c)	09/25/34	862	746,579
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.540%)
2.027%(c)	03/25/33	247	226,460

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-OP01, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
2.072%(c)	09/25/32	543	$ 534,329
			4,116,680
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	3,793	3,814,548
Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.297%(c)	04/25/23	880	782,886
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.747%(c)	06/25/24	8,350	7,126,349
			7,909,235
Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)
1.907%(c)	09/25/34	20	20,072
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
1.727%(c)	11/25/34	934	792,257
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	12/25/34	2,424	2,190,808
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
3.836%(cc)	07/25/50	5,412	5,319,159
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	3,204	2,943,682
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	3,860	3,482,303
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	3,729	3,761,986
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	3,532	3,526,671
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	4,428	4,466,473
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	05/25/34	838	734,688
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	7,506	7,268,543
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58	23,954	$ 24,217,443
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	6,511	6,503,638
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58	1,878	1,895,419
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	3,091	3,023,779
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	10/25/59	1,685	1,647,899
			71,794,820

Total Asset-Backed Securities (cost $1,074,032,657)			1,090,479,498
Commercial Mortgage-Backed Securities — 7.1%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	6,469,354
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	14,000	15,784,980
Series 2018-BN15, Class A4
4.407%(cc)	11/15/61	17,692	20,289,759
Series 2019-BN18, Class A3
3.325%	05/15/62	7,000	7,428,214
Series 2019-BN18, Class A4
3.584%	05/15/62	10,000	10,808,508
Series 2019-BN20, Class A2
2.758%	09/15/62	27,000	27,595,261
Series 2020-BN26, Class A3
2.313%	03/15/63	40,650	39,261,648
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	16,045	15,902,803
BBCMS Mortgage Trust,
Series 2018-C02, Class A5
4.314%	12/15/51	41,630	46,803,298
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	3,733	3,739,223
Series 2018-B05, Class A4
4.208%	07/15/51	13,000	14,525,963
Series 2019-B09, Class A4
3.751%	03/15/52	10,000	10,865,165
Series 2020-B17, Class A5
2.289%	03/15/53	15,000	14,693,668
Series 2020-IG01, Class A3
2.687%	09/15/43	25,000	23,342,220
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	35,725	35,974,057
Series 2019-CF02, Class A5
2.874%	11/15/52	3,500	3,591,197
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	19,500	19,695,967

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	1,195	$ 1,189,292
Series 2016-C07, Class A2
3.585%	12/10/54	16,500	17,141,497
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A4
3.635%	10/10/47	5,485	5,675,042
Series 2015-GC27, Class A5
3.137%	02/10/48	16,023	16,253,448
Series 2015-GC33, Class A3
3.515%	09/10/58	16,768	17,455,265
Series 2015-P01, Class A5
3.717%	09/15/48	1,000	1,042,907
Series 2016-C01, Class A3
2.944%	05/10/49	10,000	10,353,391
Series 2016-C03, Class A3
2.896%	11/15/49	20,000	20,028,122
Series 2018-C06, Class A4
4.412%	11/10/51	20,554	22,778,428
Series 2019-GC43, Class A4
3.038%	11/10/52	28,310	28,388,736
Series 2020-555, Class A, 144A
2.647%	12/10/41	26,875	23,812,239
Series 2020-GC46, Class A5
2.717%	02/15/53	48,000	48,599,650
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	7,800	8,115,280
Series 2015-CR25, Class A4
3.759%	08/10/48	5,000	5,277,482
Series 2015-LC21, Class A4
3.708%	07/10/48	820	871,620
Series 2015-LC23, Class A4
3.774%	10/10/48	5,000	5,353,839
Series 2016-DC02, Class A5
3.765%	02/10/49	12,335	12,928,328
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,615,595
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	46,542	48,313,596
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A5
3.090%	01/15/49	20,000	20,084,060
Series 2017-CX10, Class A4
3.191%	11/15/50	12,600	12,789,514
Series 2018-C14, Class A3
4.151%	11/15/51	11,825	12,835,256
Series 2019-C16, Class A2
3.067%	06/15/52	15,500	15,797,169
Series 2019-C16, Class A3
3.329%	06/15/52	20,000	20,762,516
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	2,301	2,439,081
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	8,325	$ 8,803,084
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0046, Class A2
3.205%	03/25/25	5,000	5,431,409
Series K0055, Class A2
2.673%	03/25/26	1,100	1,176,804
Series K0056, Class XAM, IO
1.152%(cc)	05/25/26	38,290	2,448,171
Series K0058, Class A2
2.653%	08/25/26	11,278	12,095,949
Series K0060, Class AM
3.300%(cc)	10/25/26	9,157	10,118,447
Series K0067, Class A2
3.194%	07/25/27	15,000	16,861,527
Series K0083, Class AM
4.030%(cc)	10/25/28	10,900	12,991,104
Series K0086, Class AM
3.919%(cc)	12/25/28	7,300	8,653,803
Series K0087, Class A2
3.771%	12/25/28	6,660	7,849,678
Series K0087, Class AM
3.832%(cc)	12/25/28	7,850	9,248,269
Series K0088, Class A2
3.690%	01/25/29	10,125	11,882,613
Series K0089, Class A2
3.563%	01/25/29	13,800	16,061,428
Series K0091, Class A2
3.505%	03/25/29	8,060	9,353,698
Series K0093, Class XAM, IO
1.191%(cc)	05/25/29	51,135	4,917,370
Series K0106, Class XAM, IO
1.728%(cc)	02/25/30	54,548	7,836,121
Series K0151, Class A3
3.511%	04/25/30	4,810	5,726,919
Series K0154, Class A2
3.424%	04/25/32	12,415	14,637,300
Series K0155, Class A2
3.750%	11/25/32	42,750	49,596,900
Series K0157, Class A2
3.990%(cc)	05/25/33	55,274	65,260,442
Series K0734, Class X1, IO
0.648%(cc)	02/25/26	122,095	3,931,369
Series K0736, Class XAM, IO
1.710%(cc)	07/25/26	63,677	6,111,515
Series K0737, Class XAM, IO
1.004%(cc)	10/25/26	46,658	2,844,323
Series K1510, Class A3
3.794%	01/25/34	25,000	29,957,315
Series K1513, Class A3
2.797%	08/25/34	92,832	101,165,649
Series K1514, Class A2
2.859%	10/25/34	23,112	26,164,055
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,855	5,029,586

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-GS03, Class A3
2.592%	10/10/49	17,450	$ 17,269,396
Series 2018-GS09, Class A3
3.727%	03/10/51	28,275	29,818,074
Series 2019-GC42, Class A3
2.749%	09/01/52	20,000	20,351,736
Series 2019-GSA01, Class A4
3.048%	11/10/52	14,000	14,048,688
Series 2020-GC45, Class A5
2.911%	02/13/53	26,413	27,185,818
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	829	852,978
Series 2014-C22, Class A4
3.801%	09/15/47	19,703	20,853,714
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,539,034
Series 2015-C29, Class A2
2.921%	05/15/48	3,069	3,063,573
Series 2015-C30, Class A3
3.322%	07/15/48	2,908	2,932,101
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A4
3.457%	03/15/50	15,000	15,918,498
Series 2017-JP07, Class A5
3.454%	09/15/50	9,400	9,969,324
Series 2019-COR04, Class A5
4.029%	03/10/52	20,000	22,073,316
Series 2019-COR05, Class A3
3.123%	06/13/52	15,000	15,297,166
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	18,800	19,394,605
Series 2019-COR06, Class A4
3.057%	11/13/52	15,000	15,558,150
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2, 144A
3.538%	07/15/47	5,000	5,156,422
Series 2016-JP03, Class A4
2.627%	08/15/49	14,258	14,390,828
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	12,200	12,357,615
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A4
3.249%	02/15/48	3,500	3,566,008
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	27,974,327
Series 2015-C27, Class A4
3.753%	12/15/47	3,447	3,604,818
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	12,250	12,188,765
Series 2017-HR02, Class A3
3.330%	12/15/50	13,200	14,067,293
Series 2018-H04, Class A4
4.310%	12/15/51	28,911	32,882,010
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-L03, Class A4
3.127%	11/15/52	15,300	$ 16,025,274
Series 2020-L04, Class A3
2.698%	02/15/53	42,500	42,959,710
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	28,350	29,765,269
Series 2018-C08, Class A1
2.659%	02/15/51	5,173	5,195,366
Series 2018-C08, Class A3
3.720%	02/15/51	55,600	57,075,290
Series 2018-C08, Class A4
3.983%	02/15/51	11,000	11,475,449
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,498,770
Series 2018-C14, Class A3
4.180%	12/15/51	30,000	34,040,958
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,277,485
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	3,930	3,957,834
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	30,800	28,756,864
Series 2016-C35, Class A3
2.674%	07/15/48	16,000	15,838,608
Series 2016-C37, Class A4
3.525%	12/15/49	12,500	12,969,597
Series 2016-LC25, Class A3
3.374%	12/15/59	10,000	10,040,008
Series 2017-C41, Class A3
3.210%	11/15/50	27,610	28,308,412
Series 2018-C47, Class A4
4.442%	09/15/61	19,355	21,160,100
Series 2019-C49, Class A5
4.023%	03/15/52	21,000	22,672,509

Total Commercial Mortgage-Backed Securities (cost $1,807,279,992)			1,870,159,246
Corporate Bonds — 34.0%
Aerospace & Defense — 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	9,200	8,535,949
3.750%	02/01/50	4,820	4,401,588
General Dynamics Corp.,
Gtd. Notes
3.500%	04/01/27	65,000	69,651,560
3.625%	04/01/30	46,935	51,855,992
4.250%	04/01/40	33,900	40,286,841
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30(a)	23,825	27,438,581
5.150%	05/01/40	33,250	42,039,444

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	50,880	$ 56,224,545
			300,434,500
Agriculture — 0.4%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	16,385	17,344,649
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	45,895	45,879,267
3.557%	08/15/27	5,000	4,792,201
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	7,534	7,478,074
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22	15,000	15,191,347
4.450%	06/12/25	5,000	5,077,472
			95,763,010
Airlines — 0.0%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,197	1,227,583
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	106	106,757
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	3,940	3,677,756
3.800%	04/19/23	5,000	4,676,286
			9,688,382
Apparel — 0.2%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	32,845	34,317,262
2.850%	03/27/30	20,420	21,570,140
			55,887,402
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	443,662
5.750%	02/01/21	750	729,839
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	9,795	8,957,564
6.600%	04/01/36	3,385	2,940,018
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	6,926,881
			19,997,964
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 10.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.968%(c)	04/12/23	2,200	$ 2,129,769
Sr. Unsec’d. Notes
3.848%	04/12/23	3,200	3,203,444
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)(a)	6,000	6,117,275
Jr. Sub. Notes, Series DD
6.300%(ff)	–(rr)(a)	2,160	2,274,746
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)(a)	86,690	74,592,704
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	9,290	9,621,926
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31(a)	142,744	138,004,961
3.194%(ff)	07/23/30	5,000	5,072,248
3.824%(ff)	01/20/28	5,000	5,235,306
3.974%(ff)	02/07/30	5,000	5,384,409
4.078%(ff)	04/23/40	10,950	12,086,138
4.083%(ff)	03/20/51	84,470	95,447,432
Sub. Notes, MTN
4.000%	01/22/25	33,680	35,439,051
4.200%	08/26/24	9,015	9,573,923
Sub. Notes, Series L, MTN
3.950%	04/21/25(a)	11,000	11,524,230
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	–(rr)	30,980	27,354,720
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	34,260	34,173,045
3.684%	01/10/23	18,870	19,015,771
4.610%(ff)	02/15/23(a)	6,610	6,679,180
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29(a)	20,740	22,276,938
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	992	988,118
4.400%	08/14/28	200	214,779
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	10,000	9,401,772
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	–(rr)	18,509	16,387,078
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)(a)	3,500	2,986,579
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31(a)	18,250	17,682,360
2.750%	04/25/22	2,655	2,680,219
2.876%(ff)	07/24/23	540	541,066
3.520%(ff)	10/27/28	22,875	23,358,642
3.700%	01/12/26	5,390	5,729,966
5.316%(ff)	03/26/41	264,330	330,892,952
Sub. Notes
3.875%	03/26/25	7,000	7,215,015
4.400%	06/10/25	22,264	24,098,932

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
4.450%	09/29/27	50,330	$ 52,396,967
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	10,750	10,952,138
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	1,250	1,278,017
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
5.375%	01/12/24	10,000	10,510,177
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	11,100	10,941,831
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,250	3,181,556
4.250%	03/13/26	2,100	2,057,479
Sub. Notes
7.000%	04/15/20	1,665	1,666,363
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)(a)	8,000	7,139,903
Jr. Sub. Notes, Series P
5.000%(ff)	–(rr)	10,000	8,556,140
Sr. Unsec’d. Notes
2.600%	12/27/20	55,000	54,948,408
2.600%	02/07/30	20,000	18,763,178
3.625%	02/20/24	1,000	1,034,910
3.800%	03/15/30	233,800	243,685,155
3.814%(ff)	04/23/29	16,650	17,212,469
3.850%	01/26/27	240	245,467
Sub. Notes
4.250%	10/21/25	4,910	5,135,913
5.150%	05/22/45(a)	2,426	2,767,252
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29(a)	3,800	4,013,204
4.950%	03/31/30	16,000	17,652,086
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.550%	02/04/30	770	700,265
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29(a)	9,790	9,053,734
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	–(rr)(a)	489	438,595
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)(a)	10,000	8,553,238
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.229%(c)	–(rr)	5,000	4,344,639
Jr. Sub. Notes, Series Z
5.300%(ff)	–(rr)	7,000	6,528,125
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30(a)	74,725	74,923,842
2.776%(ff)	04/25/23	300	303,421
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
2.950%	10/01/26	29,590	$ 30,451,666
3.509%(ff)	01/23/29	22,500	23,404,336
3.702%(ff)	05/06/30	5,000	5,331,074
4.493%(ff)	03/24/31	254,970	293,951,894
Sub. Notes
3.875%	09/10/24	2,000	2,112,449
4.250%	10/01/27	17,120	18,544,127
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.150%	10/29/25	7,020	7,322,067
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.761%	07/26/23	1,080	1,118,404
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.441%(c)	–(rr)	78,145	68,675,264
Sr. Unsec’d. Notes
5.597%(ff)	03/24/51	102,500	141,430,814
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31(a)	36,765	35,774,002
3.772%(ff)	01/24/29	5,000	5,271,023
4.000%	07/23/25	180	192,724
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	5,000	5,160,864
6.250%	08/09/26	500	597,875
Sub. Notes, MTN
3.950%	04/23/27	655	679,856
4.100%	05/22/23	1,165	1,201,471
5.000%	11/24/25	14,009	15,215,567
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	207,707
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	89,180	90,585,140
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	–(rr)	22,425	20,186,830
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
1.950%	04/02/20	9,500	9,500,000
Truist Financial Corp.,
Sr. Unsec’d. Notes
2.700%	01/27/22	1,255	1,259,773
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	–(rr)(a)	16,390	15,451,254
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	700	693,086
4.125%	09/24/25	9,005	9,526,258
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	167,460	160,482,198
2.879%(ff)	10/30/30	5,000	4,900,630

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
4.478%(ff)	04/04/31	246,850	$ 278,609,319
			2,794,206,838
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	6,255	6,586,123
4.750%	01/23/29	15,000	16,540,107
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.375%	03/25/27	120,000	131,537,948
3.450%	03/25/30(a)	65,000	73,452,691
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	14,380	15,043,002
2.750%	03/19/30	88,910	94,412,411
3.500%	03/19/40	35,710	39,985,531
			377,557,813
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	53,112	52,669,529
Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	361,676
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	710,228
			1,071,904
Chemicals — 0.4%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	39,475	40,643,242
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	2,545	2,627,954
4.550%	11/30/25(a)	2,000	2,150,486
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23	21,610	22,746,449
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,520	1,658,177
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,110,746
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	785	793,885
3.375%	03/15/25	4,672	4,708,512
3.500%	06/01/23	6,000	6,337,676
4.000%	12/15/26	5,000	5,208,987
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	7,250	$ 3,538,709
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21	805	814,662
			94,339,485
Commercial Services — 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	5,950	5,919,889
3.300%	10/15/22	170	170,856
3.800%	11/01/25	2,445	2,537,461
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/23	2,910	2,939,858
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	5,290	5,569,280
Sr. Unsec’d. Notes
4.125%	08/01/23	8,830	9,242,780
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	9,789,119
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	95,500	99,784,336
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	1,054,360
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.125%	09/12/22	1,250	1,269,088
			138,277,027
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26	10,000	10,453,121
3.250%	02/23/26	6,000	6,531,614
			16,984,735
Cosmetics/Personal Care — 0.4%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	20,000	21,797,075
3.000%	03/25/30(a)	46,570	51,497,210
3.550%	03/25/40	26,185	30,509,161
			103,803,446
Diversified Financial Services — 0.7%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.625%	03/22/30	80,000	88,448,378

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23(a)	2,280	$ 2,323,646
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	8,650	8,285,256
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	29,235	31,768,358
3.350%	03/26/30(a)	26,250	29,169,360
3.850%	03/26/50(a)	4,950	6,041,893
Nuveen LLC,
Gtd. Notes, 144A
4.000%	11/01/28(a)	6,515	6,807,782
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	645	654,520
			173,499,193
Electric — 1.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,844,825
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,485	2,606,159
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,787,911
6.125%	04/01/36	1,160	1,534,409
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	34,035	36,401,270
4.050%	04/15/25	48,010	51,907,690
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	3,000	2,831,499
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	6,480	6,708,716
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	11,130	11,482,826
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	47,060	48,004,358
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	442,808
Sr. Unsec’d. Notes, Series C
3.500%	06/01/24	135	139,217
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	6,650	6,728,531
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	436,015
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	6,750	7,262,673
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	$ 4,234,300
Entergy Arkansas LLC,
First Mortgage
4.000%	06/01/28	10,000	10,873,113
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	459,937
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	11,874,579
Eversource Energy,
Sr. Unsec’d. Notes, Series O
4.250%	04/01/29	6,975	7,411,159
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	37,060	35,980,622
Sr. Unsec’d. Notes
2.450%	04/15/21	553	548,311
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,294,346
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	31,710	33,346,903
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	827,758
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	957,236
4.100%	09/26/28	8,000	8,664,277
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,368,842
Louisville Gas & Electric Co.,
First Mortgage
3.300%	10/01/25	3,065	3,305,186
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	13,189,758
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,893,567
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.950%	04/01/30	12,000	13,351,916
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	9,500	9,439,817
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	39,890	41,858,404
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,192,816

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	8,065	$ 8,196,128
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	517,192
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	7,165	7,868,635
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	10,000	10,147,320
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	5,375,163
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
3.125%	05/22/23	2,000	2,070,087
Union Electric Co.,
First Mortgage
2.950%	03/15/30	65,000	67,467,403
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	5	5,026
Sr. Unsec’d. Notes, Series A
3.100%	05/15/25	3,400	3,522,545
3.150%	01/15/26	3,900	4,035,883
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,277,744
5.625%	02/15/27	3,000	3,092,792
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,115	4,956,943
			513,724,615
Electronics — 0.0%
Trimble, Inc.,
Sr. Unsec’d. Notes
4.150%	06/15/23	4,180	4,117,531
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	24,780	20,895,870
Foods — 0.1%
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
3.000%	03/15/22	655	664,988
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,915	9,676,365
Kroger Co. (The),
Sr. Unsec’d. Notes
2.650%	10/15/26	10,000	9,945,922
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,483,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc., (cont’d.)
4.200%	04/01/59	1,190	$ 1,355,825
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.950%	08/15/24	11,450	12,260,437
			35,386,862
Gas — 0.0%
Southern California Gas Co.,
First Mortgage
3.200%	06/15/25(a)	3,300	3,465,896
First Mortgage, Series VV
4.300%	01/15/49	2,150	2,415,140
Southern Co. Gas Capital Corp.,
Gtd. Notes
2.450%	10/01/23	250	247,900
			6,128,936
Healthcare-Products — 0.7%
Alcon Finance Corp.,
Gtd. Notes, 144A
3.000%	09/23/29	7,839	7,693,071
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	29,745	31,614,307
3.950%	04/01/30	11,910	12,878,105
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29	3,965	4,191,407
Medtronic Global Holdings SCA,
Gtd. Notes
3.350%	04/01/27	3,250	3,394,332
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	44,175	47,276,818
4.497%	03/25/30	30,735	34,631,028
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	46,665	46,353,814
			188,032,882
Healthcare-Services — 1.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	1,019,675
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	9,975	10,189,938
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	30,960	31,172,191
5.125%	06/15/39	29,300	30,062,581
5.250%	04/15/25	8,000	8,376,468
5.250%	06/15/26	55,012	57,680,130
Humana, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/22	495	496,531

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Humana, Inc., (cont’d.)
3.950%	03/15/27	3,345	$ 3,418,549
4.500%	04/01/25	73,605	76,768,577
4.875%	04/01/30	147,900	158,391,395
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	144,448
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	265,719
3.500%	03/30/25	14,145	14,704,170
Stanford Health Care,
Unsec’d. Notes
3.310%	08/15/30	8,980	9,515,299
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.950%	10/15/27	25,754	26,876,304
3.450%	01/15/27	20,445	21,938,414
3.850%	06/15/28	10,000	11,110,061
			462,130,450
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	988,408
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30(a)	11,238	12,067,687
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23(a)	13,855	14,063,147
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	2,655	2,736,101
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,073,477
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	43,380	40,130,126
4.569%	02/01/29	30,852	32,493,552
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	494,423
3.625%	03/30/23	355	361,496
4.900%	07/01/22	2,510	2,627,126
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	3,500	3,544,047
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/26/30	37,615	40,847,489
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	$ 1,237,390
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	17,165	16,384,087
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/20	515	524,485
			144,453,799
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,207,756
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	400	408,183
			1,615,939
Machinery-Diversified — 0.3%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	14,885	15,781,214
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.240%
1.024%(c)	03/12/21	50,000	49,090,838
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.565%	02/15/30	13,000	12,591,837
			77,463,889
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	3,200	3,294,246
5.875%	05/01/27(a)	800	824,141
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28	19,350	19,082,127
4.200%	03/15/28	11,580	11,775,771
4.908%	07/23/25(a)	20,925	22,491,362
5.050%	03/30/29(a)	18,600	20,128,507
6.384%	10/23/35	32,072	38,124,949
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30(a)	18,100	18,475,307
3.100%	04/01/25	19,475	20,591,654
3.300%	02/01/27	20,678	21,724,653
3.300%	04/01/27	30,000	31,940,652
3.375%	08/15/25	10,000	10,613,041
3.400%	04/01/30	44,415	48,118,106
3.750%	04/01/40	3,510	3,879,227
4.200%	08/15/34	1,575	1,800,066
4.250%	10/15/30(a)	5,000	5,807,629

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	11,390	$ 11,638,684
3.350%	09/15/26	16,000	15,910,827
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	500	495,263
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
2.250%	02/04/22	263	265,418
3.125%	06/15/22(a)	2,000	1,948,624
4.250%	09/01/23	300	305,678
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25	650	706,665
3.700%	03/23/27	55,000	60,895,605
3.800%	03/22/30(a)	92,860	104,102,266
4.625%	03/23/40	36,555	44,385,155
			519,325,623
Mining — 0.1%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	11,267	13,929,329
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	1,360	1,348,925
			15,278,254
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	11,465	11,975,299
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	2,935	2,974,232
2.750%	01/06/23	445	464,180
3.250%	02/11/22	4,290	4,456,425
			7,894,837
Oil & Gas — 1.3%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	2,078
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	895	638,611
4.250%	04/15/27(a)	4,950	2,435,896
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,965	2,010,324
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	2,305	1,946,125
4.300%	08/15/28	25,762	22,837,925
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.482%	03/19/30	120,000	$ 132,765,412
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	1,630	1,651,933
6.510%	03/07/22	870	904,025
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,930	1,996,893
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	3,000	2,083,342
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20(a)	679	620,109
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	1,144,473
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.900%	03/19/49(a)	87,160	84,812,028
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21(a)	310	298,062
6.500%	03/13/27	104,875	77,546,699
Gtd. Notes, 144A
7.690%	01/23/50	5,500	3,755,642
Gtd. Notes, MTN
6.750%	09/21/47	14,249	9,218,700
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	7,335	6,994,374
			353,662,651
Packaging & Containers — 0.1%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	1,050	1,121,731
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	13,285,650
			14,407,381
Pharmaceuticals — 3.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	16,083	16,264,903
3.600%	05/14/25	26,386	27,647,605
4.250%	11/14/28	1,700	1,828,333
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	166,940	167,306,173
4.050%	11/21/39	2,000	2,086,778
4.250%	11/21/49	63,615	68,285,753
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22(a)	3,005	3,022,844

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Allergan Funding SCS, (cont’d.)
3.850%	06/15/24	575	$ 598,994
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	1,500	1,537,090
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.200%	07/15/22	400	384,331
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	20,000	19,980,878
3.734%	12/15/24	20,947	21,570,196
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.750%	02/15/23	325	331,981
3.400%	07/26/29	141,610	155,695,226
3.450%	11/15/27	120	128,094
3.875%	08/15/25	12,500	13,564,945
3.900%	02/20/28	24,692	27,403,330
4.250%	10/26/49(a)	3,050	3,857,478
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	8,400	8,312,013
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	9,000	9,623,514
4.375%	10/15/28	57,200	61,361,385
Gtd. Notes, 144A
3.250%	04/15/25	530	528,963
3.400%	03/01/27	13,395	13,650,637
Sr. Unsec’d. Notes
2.400%	03/15/30	27,880	26,393,542
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	6,540	6,552,726
3.250%	08/15/29(a)	20,000	20,015,622
3.375%	08/12/24	10,667	10,931,903
3.700%	03/09/23	10,000	10,365,086
3.875%	07/20/25	1,328	1,393,528
4.300%	03/25/28(a)	85,370	90,601,720
4.780%	03/25/38	1,775	1,935,339
5.000%	12/01/24	700	801,776
Mylan NV,
Gtd. Notes
3.950%	06/15/26	565	572,711
5.250%	06/15/46	10,540	10,669,908
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28(a)	19,820	20,138,825
5.200%	04/15/48	54,273	54,197,218
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.000%	02/14/27	4,000	4,032,801
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	18,790	19,089,615
3.200%	09/23/26	9,730	9,907,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	$ 11,300,317
			923,871,348
Pipelines — 0.5%
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30(a)	8,775	6,861,573
4.950%	06/15/28(a)	12,825	10,803,632
5.250%	04/15/29	1,550	1,311,254
5.500%	06/01/27(a)	5,000	4,380,151
5.875%	01/15/24	5,606	5,459,376
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	7,750	7,060,437
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23(a)	1,925	1,391,127
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	7,350	7,686,448
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28(a)	8,455	7,186,684
4.125%	03/01/27(a)	2,980	2,556,363
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	2,525	2,351,030
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,241,036
4.500%	03/15/50(a)	68,560	51,546,661
4.550%	07/15/28	7,450	6,261,301
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	10,000	7,092,399
4.650%	10/15/25	2,185	1,764,195
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24(a)	4,340	4,106,420
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,312,280
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	3,831,512
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	1,000	910,319
			137,114,198
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,463,969
3.850%	02/01/25	5,575	5,473,770

A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	1,000	$ 1,023,557
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	315	308,004
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
3.250%	03/15/23	390	411,550
4.625%	09/15/23	6,040	6,316,276
			16,997,126
Retail — 0.3%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28(a)	6,000	6,104,009
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	37,600	39,632,381
3.600%	07/01/30	19,090	20,143,152
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	16,165	16,570,262
			82,449,804
Semiconductors — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24	12,000	11,865,900
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	74,720	73,816,374
3.125%	10/15/22	52,275	51,741,274
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	29,310	32,405,011
3.900%	03/25/30	98,040	112,170,902
4.600%	03/25/40	50,000	60,540,754
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/15/22(a)	5,000	5,092,655
4.625%	06/01/23	1,250	1,289,982
			348,922,852
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	10,325	10,833,279
4.200%	10/01/28	18,730	20,274,761
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56	960	1,197,949
4.450%	11/03/45	143	187,396
			32,493,385
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 2.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.950%	07/15/26	2,100	$ 2,079,001
3.550%	06/01/24	2,044	2,105,776
3.800%	03/15/22(a)	9,595	9,834,442
3.875%	01/15/26	2,095	2,166,271
3.950%	01/15/25	3	3,162
4.100%	02/15/28	12,060	12,656,115
4.300%	02/15/30(a)	44,723	48,138,586
4.350%	03/01/29(a)	16,750	18,025,663
4.500%	05/15/35	21,139	22,710,799
4.850%	03/01/39	153,075	173,069,751
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	2,215	2,116,002
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	4,000	3,662,567
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	3,690	3,853,190
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27(a)	89,900	94,832,150
3.150%	03/22/30(a)	202,900	219,007,237
3.875%	02/08/29	12,000	13,437,343
4.016%	12/03/29	23,188	26,133,674
4.125%	03/16/27	33,230	37,276,905
4.500%	08/10/33	35,830	42,725,272
			733,833,906
Transportation — 0.1%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/30	33,800	38,349,198
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	6,020	6,236,231
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	12,982,573

Total Corporate Bonds (cost $8,303,152,902)			8,971,045,909
Municipal Bonds — 0.3%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	26,844,273
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	2,930	4,392,597

A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5,800	$ 9,398,262
			13,790,859
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	4,526,911
Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40	1,400	1,687,742
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	2,545,860
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	9,633,960
			12,179,820
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,504,776
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,273,780
			3,778,556
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	666,630
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	5,516,880
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	2,031,558
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,735,467

Total Municipal Bonds (cost $65,991,635)			73,758,696
Residential Mortgage-Backed Securities — 1.5%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
1.297%(c)	09/25/35	2,622	2,262,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	10/25/27	161	$ 160,323
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	04/25/28	1,960	1,945,588
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	08/25/28	859	853,415
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.797%(c)	10/25/28	2,477	2,462,609
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	10/25/29	3,158	3,138,237
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	10/25/29	3,100	2,960,443
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.081%(c)	11/01/23	20,400	20,184,209
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.581%(c)	12/25/57	5,361	5,521,444
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.581%(c)	01/25/57	3,332	3,292,649
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	164,079	152,270,013
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	109,223	102,618,962
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	4,049	4,079,979
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.647%(c)	11/25/28	2,572	2,560,288
Fannie Mae Connecticut Avenue Securities,
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	03/25/31	1,946	1,712,356
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.797%(c)	10/25/27	822	800,408
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	03/25/29	1,030	986,513
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	1,178	1,159,555

A15

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.597%(c)	01/25/49	1,120	$ 985,378
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	02/25/49	1,355	1,328,341
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	10/25/28	859	855,664
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	05/25/29	890	885,324
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR15, Class 3A1
3.956%(cc)	02/25/35	2,261	1,996,853
JPMorgan Mortgage Trust,
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.377%(c)	04/25/46	1,169	1,078,792
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	17,692	15,591,486
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	24,088	24,288,665
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	2,988	3,014,379
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	2,603	2,690,805
Series 2018-02A, Class A1, 144A
4.500%(cc)	02/25/58	2,246	2,343,412
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	01/25/48	534	495,945
Series 2018-RPL01, Class A1, 144A
3.500%(cc)	12/25/57	13,915	13,904,636
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.497%(c)	07/25/28	752	748,493
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.597%(c)	06/25/57	1,748	1,630,729
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.113%(c)	11/27/20	7,155	6,932,808
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.347%(c)	03/25/28	245	244,086
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Station Place Securitization Trust,
Series 2020-03, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.879%(c)	04/24/21^	15,000	$ 15,000,000
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.725%(cc)	09/25/36	1,470	1,241,711

Total Residential Mortgage-Backed Securities (cost $403,676,980)			404,227,265
Sovereign Bonds — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	8,845	9,006,956
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23	484	507,849
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	4,707	4,706,667
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.750%	04/01/20	3,350	3,350,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	15,408	16,977,548
5.750%	11/22/23	4,228	4,662,682
6.375%	03/29/21	7,824	8,118,153
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22	2,500	2,518,327
5.125%	01/15/45	1,440	1,602,421
5.875%	01/15/24	10,000	10,896,463
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22	2,695	2,714,757
4.750%	01/08/26	250	265,400
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	5,710	5,737,365
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21	11,106	11,494,560
6.625%	02/01/22	17,990	19,453,357
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	3,000	3,061,429
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24	6,000	6,262,108
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,685,921
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24	28,293	31,835,079

A16

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	4,316	$ 4,616,720
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	2,000	3,082,010
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28	4,085	4,477,706
5.103%	04/23/48	3,695	4,486,323
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	51,379	50,776,742
2.875%	10/17/29	15,600	14,899,061
6.875%	09/27/23	9,385	10,768,788
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21	4,030	3,988,994
4.000%	04/17/25	2,365	2,462,644
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21	7,000	7,343,696
Slovakia Government International Bond (Slovakia),
Sr. Unsec’d. Notes
4.375%	05/21/22	8,452	8,893,001
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.500%	10/26/22	3,400	3,723,905
Sweden Government International Bond (Sweden),
Sr. Unsec’d. Notes, 144A, MTN
0.750%	03/30/22	21,250	21,264,450

Total Sovereign Bonds (cost $284,741,635)			286,641,082
U.S. Government Agency Obligations — 8.1%
Federal Farm Credit Bank
3.130%	01/19/33	30,000	35,439,249
Federal Home Loan Bank
3.250%	11/16/28(k)	120,325	142,298,778
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	10,000	10,428,296
3.000%	02/01/50	348,445	365,305,056
6.250%	07/15/32(k)	945	1,477,141
6.750%	09/15/29(k)	8,625	12,836,360
Federal National Mortgage Assoc.
1.875%	09/24/26	13,691	14,576,875
3.000%	TBA	207,000	217,066,992
3.000%	TBA	400,000	418,858,312
3.000%	11/01/46	93,042	98,161,614
3.000%	02/01/50	690,708	724,110,989
6.250%	05/15/29(k)	11,189	16,001,158
6.625%	11/15/30(k)	55,923	85,846,581
Hashemite Kingdom of Jordan Government, USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	480	526,142

Total U.S. Government Agency Obligations (cost $2,092,841,767)			2,142,933,543
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 45.9%
U.S. Treasury Bonds
2.375%	11/15/49	356,915	$ 444,916,855
3.000%	11/15/44(h)	700,000	941,171,875
3.000%	11/15/45(a)(h)(k)	349,510	476,917,317
3.125%	08/15/44(h)	2,040	2,791,294
3.375%	05/15/44(h)	52,015	73,934,446
U.S. Treasury Notes
1.125%	02/28/22	8,344	8,485,783
1.125%	02/28/25(a)	2,904,800	3,013,049,202
1.125%	02/28/27(a)(h)(k)	4,645,770	4,830,148,997
1.375%	01/31/25(a)(k)	236,000	247,191,564
1.500%	01/31/27(a)(k)	230,000	244,770,312
1.500%	02/15/30(a)(h)	1,653,274	1,782,436,031
1.625%	11/15/22	130	134,469
1.750%	11/15/29	50,000	54,968,750
U.S. Treasury Strips Coupon
3.202%(s)	08/15/40(h)(k)	7,180	5,487,090

Total U.S. Treasury Obligations (cost $11,804,491,492)			12,126,403,985

Total Long-Term Investments (cost $27,451,209,060)			28,642,572,191

	Shares
Short-Term Investments — 34.6%
Affiliated Mutual Funds — 34.4%
PGIM Core Short-Term Bond Fund(w)	98,661,073	886,963,046
PGIM Core Ultra Short Bond Fund(w)	2,966,522,619	2,966,522,619
PGIM Institutional Money Market Fund (cost $5,229,538,115; includes $2,228,466,968 of cash collateral for securities on loan)(b)(w)	5,241,267,203	5,232,881,176

Total Affiliated Mutual Funds (cost $9,093,034,795)		9,086,366,841

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.2%
Johnson Controls International PLC
144A,
3.252%	04/02/20	50,000	49,992,461
(cost $49,995,486)

Options Purchased*~ — 0.0%
(cost $496,682)	2,212,517

Total Short-Term Investments (cost $9,143,526,963)	9,138,571,819

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—143.1% (cost $36,594,736,023)	37,781,144,010

A17

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Options Written*~ — (0.2)%
(premiums received $11,207,752)	$ (44,513,161)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—142.9% (cost $36,583,528,271)	37,736,630,849

Liabilities in excess of other assets(z) — (42.9)%	(11,335,531,526)

Net Assets — 100.0%	$ 26,401,099,323

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,638,179 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,187,619,966; cash collateral of $2,228,466,968 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	126.00	277	277	$ 17,312
10 Year U.S. Treasury Notes Futures	Put	05/22/20	127.00	181	181	14,141
10 Year U.S. Treasury Notes Futures	Put	05/22/20	132.00	277	277	51,937
10 Year U.S. Treasury Notes Futures	Put	05/22/20	133.00	181	181	39,594
Total Exchange Traded (cost $449,571)						$122,984

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	8,248	$ 147,118
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	8,019	141,995
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	20,048	332,524
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	39,797	662,696
A18

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	40,360	$ 685,929
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	8,019	119,271
Total OTC Traded (cost $47,111)							$2,089,533
Total Options Purchased (cost $496,682)							$2,212,517
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	129.00	553	553	$(51,844)
10 Year U.S. Treasury Notes Futures	Put	05/22/20	130.00	362	362	(45,250)
Total Exchange Traded (premiums received $167,197)						$(97,094)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	04/15/20	$ 97.00	5.00%(Q)	CDX.NA.HY.33.V2(Q)	100,000	$ (4,826,831)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	04/15/20	$ 98.00	5.00%(Q)	CDX.NA.HY.33.V2(Q)	200,000	(11,158,761)
CDX.NA.HY.33.V2, 12/20/24	Put	Barclays Bank PLC	04/15/20	$103.50	5.00%(Q)	CDX.NA.HY.33.V2(Q)	50,000	(5,312,678)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$ 98.00	5.00%(Q)	CDX.NA.HY.33.V2(Q)	100,000	(7,142,419)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	04/15/20	0.70%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	200,000	(3,629,533)
CDX.NA.IG.33.V1, 12/20/24	Put	Morgan Stanley & Co. International PLC	04/15/20	0.75%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	100,000	(1,610,818)
CDX.NA.IG.33.V1, 12/20/24	Put	Barclays Bank PLC	04/15/20	0.75%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	150,000	(2,416,226)
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	04/15/20	3.00%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	300,000	(5,904)
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	04/15/20	3.00%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	1,500,000	(29,522)
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	04/15/20	3.00%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	3,000,000	(59,044)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	1.25%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	300,000	(2,249,360)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	1.30%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	300,000	(2,078,224)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	1.50%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	400,000	(2,047,376)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	2.00%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	200,000	(528,392)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	2.00%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	500,000	(1,320,979)
Total OTC Swaptions (premiums received $11,040,555)								$(44,416,067)
Total Options Written (premiums received $11,207,752)								$(44,513,161)
A19

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23,987	5 Year U.S. Treasury Notes	Jun. 2020	$3,006,995,448	$ 15,744,490
9,464	10 Year U.S. Treasury Notes	Jun. 2020	1,312,538,500	31,547,884
10,091	10 Year U.S. Ultra Treasury Notes	Jun. 2020	1,574,511,344	25,628,806
				72,921,180
Short Positions:
6,963	2 Year U.S. Treasury Notes	Jun. 2020	1,534,525,520	(257,647)
12,001	20 Year U.S. Treasury Bonds	Jun. 2020	2,148,929,063	(9,267,643)
10,816	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	2,399,800,000	(142,044,450)
				(151,569,740)
				$ (78,648,560)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	04/16/20	1.000%(M)	3,801	*	$ 2,428	$ —	$ 2,428	Goldman Sachs International
AXA CLO	04/16/20	1.000%(M)	646	*	412	—	412	Goldman Sachs International
Canyon CLO	04/16/20	0.500%(M)	461	*	147	—	147	Goldman Sachs International
Carlyle CLO	04/16/20	0.500%(M)	13,098	*	4,184	—	4,184	Goldman Sachs International
Carlyle CLO	04/16/20	1.000%(M)	967	*	618	—	618	Goldman Sachs International
Carlyle CLO	04/16/20	0.500%(M)	959	*	306	—	306	Goldman Sachs International
Carlyle CLO	04/16/20	1.000%(M)	206	*	132	—	132	Goldman Sachs International
Citigroup Commercial Mortgage Trust	04/29/20	1.250%(M)	1,931	*	402	—	402	Goldman Sachs International
COMM Mortgage Trust	04/29/20	1.250%(M)	6,026	*	1,883	—	1,883	Goldman Sachs International
COMM Mortgage Trust	04/29/20	1.250%(M)	4,435	*	1,386	—	1,386	Goldman Sachs International
COMM Mortgage Trust	04/29/20	1.250%(M)	4,198	*	1,312	—	1,312	Goldman Sachs International
COMM Mortgage Trust	04/29/20	1.250%(M)	3,163	*	988	—	988	Goldman Sachs International
COMM Mortgage Trust	04/29/20	1.250%(M)	3,089	*	643	—	643	Goldman Sachs International
COMM Mortgage Trust	04/29/20	1.250%(M)	2,145	*	670	—	670	Goldman Sachs International
COMM Mortgage Trust	04/29/20	1.250%(M)	2,138	*	445	—	445	Goldman Sachs International
Connecticut Avenue Securities	04/30/20	1.250%(M)	12,600	*	2,625	—	2,625	Goldman Sachs International
Connecticut Avenue Securities	04/30/20	1.250%(M)	7,000	*	1,459	—	1,459	Goldman Sachs International
Connecticut Avenue Securities	04/30/20	1.250%(M)	1,300	*	271	—	271	Goldman Sachs International
Countrywide Home Equity	04/30/20	1.250%(M)	1,700	*	354	—	354	Goldman Sachs International
Covenant	04/16/20	0.500%(M)	403	*	129	—	129	Goldman Sachs International
Crescent CLO	04/16/20	1.000%(M)	1,037	*	662	—	662	Goldman Sachs International
DFG CLO	04/16/20	0.500%(M)	1,203	*	384	—	384	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	04/30/20	1.250%(M)	13,700	*	2,854	—	2,854	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	04/30/20	1.250%(M)	12,000	*	2,499	—	2,499	Goldman Sachs International
A20

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Fannie Mae Connecticut Avenue Securities	04/30/20	1.250%(M)	10,200	*	$ 1,771	$ —	$ 1,771	Goldman Sachs International
GMAC Home Equity	04/30/20	1.250%(M)	8,300	*	1,729	—	1,729	Goldman Sachs International
GMAC Home Equity	04/30/20	1.250%(M)	3,400	*	707	—	707	Goldman Sachs International
GS Mortgage Securities Trust	04/29/20	1.250%(M)	6,705	*	1,397	—	1,397	Goldman Sachs International
GS Mortgage Securities Trust	04/29/20	1.250%(M)	2,508	*	522	—	522	Goldman Sachs International
GSAMP Home Equity	04/30/20	1.250%(M)	3,500	*	729	—	729	Goldman Sachs International
GSRPM Mortgage Loan Trust	04/30/20	1.250%(M)	1,700	*	353	—	353	Goldman Sachs International
Guggenheim CLO	04/16/20	0.500%(M)	2,492	*	796	—	796	Goldman Sachs International
ICG CLO	04/16/20	0.500%(M)	938	*	300	—	300	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	04/29/20	1.250%(M)	5,759	*	1,800	—	1,800	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	04/29/20	1.250%(M)	4,337	*	1,355	—	1,355	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	04/29/20	1.250%(M)	1,733	*	361	—	361	Goldman Sachs International
LCM CLO	04/16/20	1.000%(M)	1,368	*	874	—	874	Goldman Sachs International
Loomis Sayles & Company LP	04/16/20	0.500%(M)	188	*	60	—	60	Goldman Sachs International
MJX CLO	04/16/20	0.500%(M)	624	*	199	—	199	Goldman Sachs International
Morgan Stanley BAML Trust	04/29/20	1.250%(M)	3,095	*	967	—	967	Goldman Sachs International
Morgan Stanley Capital I Trust	04/29/20	1.250%(M)	2,848	*	593	—	593	Goldman Sachs International
Morgan Stanley Capital I Trust	04/29/20	1.250%(M)	1,758	*	366	—	366	Goldman Sachs International
NCC CLO Manager LLC	04/16/20	1.000%(M)	268	*	171	—	171	Goldman Sachs International
Neuberger CLO	04/16/20	1.000%(M)	1,577	*	1,007	—	1,007	Goldman Sachs International
Och-Ziff CLO	04/16/20	1.000%(M)	1,537	*	982	—	982	Goldman Sachs International
Och-Ziff CLO	04/16/20	1.000%(M)	1,190	*	760	—	760	Goldman Sachs International
ONEX CLO	04/16/20	0.500%(M)	621	*	198	—	198	Goldman Sachs International
OZUM Ltd.	04/16/20	0.500%(M)	1,458	*	466	—	466	Goldman Sachs International
Pretium	04/16/20	0.500%(M)	17,388	*	5,554	—	5,554	Goldman Sachs International
Radian_MI	04/30/20	1.250%(M)	6,204	*	1,077	—	1,077	Goldman Sachs International
Radnor Re Ltd.	04/30/20	1.250%(M)	11,952	*	2,075	—	2,075	Goldman Sachs International
Sallie Mae Bank	04/30/20	1.750%(M)	115,000	*	44,722	(16,771)	61,493	Goldman Sachs International
Sallie Mae Bank	04/30/20	1.750%(M)	115,000	*	44,722	(16,771)	61,493	Goldman Sachs International
Saratoga CLO	04/16/20	0.500%(M)	15,553	*	4,968	—	4,968	Goldman Sachs International
Shenkman Capital	04/16/20	0.500%(M)	973	*	311	—	311	Goldman Sachs International
Shenkman Capital	04/16/20	0.500%(M)	155	*	50	—	50	Goldman Sachs International
Sound Point CLO Ltd.	04/16/20	0.500%(M)	2,967	*	948	—	948	Goldman Sachs International
Sound Point CLO Ltd.	04/16/20	1.000%(M)	1,149	*	734	—	734	Goldman Sachs International
Sound Point CLO Ltd.	04/16/20	1.000%(M)	895	*	572	—	572	Goldman Sachs International
Steele Creek	04/16/20	0.500%(M)	4,210	*	1,345	—	1,345	Goldman Sachs International
Steele Creek	04/16/20	0.500%(M)	1,290	*	412	—	412	Goldman Sachs International
A21

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Structured Agency Credit Risk	04/30/20	1.250%(M)	28,300	*	$ 4,913	$ —	$ 4,913	Goldman Sachs International
Structured Agency Credit Risk	04/30/20	1.250%(M)	6,700	*	1,163	—	1,163	Goldman Sachs International
Structured Agency Credit Risk	04/30/20	1.250%(M)	2,900	*	503	—	503	Goldman Sachs International
Structured Agency Credit Risk	04/30/20	1.250%(M)	1,800	*	313	—	313	Goldman Sachs International
THL CLO	04/16/20	0.500%(M)	621	*	198	—	198	Goldman Sachs International
Towd Point Mortgage Trust	07/25/56	0.450%(M)	23,476	*	471,575	—	471,575	Citigroup Global Markets, Inc.
Trimaran CLO	04/16/20	1.000%(M)	451	*	288	—	288	Goldman Sachs International
Wamu POA	04/30/20	1.250%(M)	1,300	*	271	—	271	Goldman Sachs International
Wellfleet CLO	04/16/20	0.500%(M)	3,191	*	1,019	—	1,019	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	04/29/20	1.250%(M)	8,785	*	2,745	—	2,745	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	04/29/20	1.250%(M)	2,167	*	452	—	452	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	04/29/20	1.250%(M)	1,951	*	407	—	407	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	04/29/20	1.250%(M)	1,588	*	496	—	496	Goldman Sachs International
Wells Fargo Home Equity	04/30/20	1.250%(M)	2,500	*	520	—	520	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	04/29/20	1.250%(M)	814	*	170	—	170	Goldman Sachs International
					$638,179	$(33,542)	$671,721

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	9,900	4.579%	$(572,223)	$ 99,576	$ (671,799)	Bank of America, N.A.
Kingdom of Spain	12/20/24	1.000%(Q)	100,000	0.962%	209,993	(689,775)	899,768	Bank of America, N.A.
Kingdom of Spain	12/20/24	1.000%(Q)	75,000	0.962%	157,494	(1,166,837)	1,324,331	Bank of America, N.A.
Republic of France	12/20/24	0.250%(Q)	30,000	0.360%	(151,844)	(210,552)	58,708	Citibank N.A.
Republic of Portugal	06/20/25	1.000%(Q)	30,000	1.007%	(1,270)	(225,895)	224,625	Morgan Stanley & Co. International PLC
					$(357,850)	$(2,193,483)	$1,835,633

A22

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	1,800,000	1.080%	$(20,792,934)	$(5,938,314)	$14,854,620

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$ 322,749	$1,112,711	$ (789,962)	Credit Suisse International
CMBX.NA.AAA.11	11/18/54	0.500%(M)	50,000	898,328	513,217	385,111	Morgan Stanley & Co. International PLC
CMBX.NA.AAA.12	08/17/61	0.500%(M)	100,000	2,804,206	376,187	2,428,019	Morgan Stanley & Co. International PLC
CMBX.NA.AAA.12	08/17/61	0.500%(M)	25,000	701,051	224,102	476,949	JP Morgan Securities LLC
CMBX.NA.AAA.12	08/17/61	0.500%(M)	25,000	701,052	218,924	482,128	Morgan Stanley & Co. International PLC
				$5,427,386	$2,445,141	$2,982,245

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	50,000	*	$(1,912,265)	$ (917,099)	$ (995,166)	Citigroup Global Markets, Inc.
CMBX.NA.AAA.13	12/16/72	0.500%(M)	25,000	*	(959,258)	(231,554)	(727,704)	Citigroup Global Markets, Inc.
					$(2,871,523)	$(1,148,653)	$(1,722,870)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A23

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,678	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ (11,698)	$ 740,246	$ 751,944
342,251	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	7,421,115	7,421,115
146,268	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(294,099)	2,084,556	2,378,655
112,435	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	107,342	1,762,789	1,655,447
306,455	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	345,880	5,225,139	4,879,259
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(116,660)	(116,660)
4,008	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	62,623	126,616	63,993
1,765	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	36,706	36,706
4,130	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(398,743)	(398,743)
835	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(41,750)	(122,486)	(80,736)
6,735	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(1,586,006)	(1,586,006)
69,294	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	732,480	732,480
				$ 168,298	$15,905,752	$15,737,454

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
BBG Barc Corporate Index	1 Month LIBOR(M)	Barclays Bank PLC	5/01/20	100,000	$ (2,257,579)	$—	$ (2,257,579)
BBG Barc Corporate Index††	1 Month LIBOR(M)	Barclays Bank PLC	5/01/20	350,000	(26,916,133)	—	(26,916,133)
					$(29,173,712)	$—	$(29,173,712)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of BBG Barc Corporate Index total return swap with Barclays Bank PLC, as of March 31, 2020, termination date 05/01/20:
Cash/Cash Equivalent:
Description	Market Value	% of Total Index Value
USD Currency	$ 3,469,005	0.52%

A24

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Corporate Bonds:
Reference Entity	Principal Amount	Market Value	% of Total Index Value
GE Cap Intl Fdg Co, 4.41% 11/15/35	1,394,595	$ 1,428,845	0.21%
Anheuser Busch Cos. LLC, 4.90% 02/01/46	1,163,818	1,260,557	0.19%
CVS Health Corp, 4.30% 03/25/28	1,100,368	1,142,158	0.17%
CVS Health Corp, 5.05% 03/25/48	978,105	1,106,237	0.16%
Goldman Sachs Grp Inc, 6.75% 10/01/37	677,949	856,209	0.13%
CVS Health Corp, 3.70% 03/09/23	733,578	758,960	0.11%
Bank of America Corp., 3.00% 12/20/23	732,580	744,231	0.11%
Abbvie Inc, 4.25% 11/21/49	703,013	739,952	0.11%
Bank of America Corp., 3.41% 12/20/28	732,259	729,705	0.11%
Apple Inc, 2.40% 05/03/23	672,447	698,121	0.10%
Anheuser Busch Cos LLC, 4.70% 02/01/36	653,075	682,745	0.10%
Abbvie Inc, 3.20% 11/21/29	672,447	662,992	0.10%
CVS Health Corp, 4.78% 03/25/38	611,315	651,152	0.10%
Microsoft Corp, 3.70% 08/08/46	550,184	650,673	0.10%
Apple Inc, 4.65% 02/23/46	489,052	645,799	0.10%
CVS Health Corp, 4.10% 03/25/25	611,315	635,210	0.09%
Comcast Corp, 4.70% 10/15/48	489,052	633,660	0.09%
AT&T Inc, 3.40% 05/15/25	611,315	628,021	0.09%
Verizon Comms Inc, 4.52% 09/15/48	506,000	624,570	0.09%
Verizon Comms Inc, 4.86% 08/21/46	475,790	616,478	0.09%
Deutsche Telekom International Fin Bv, 8.25% 06/15/30	427,921	587,125	0.09%
Charter Comms Operating LLC Cap, 4.90% 07/23/25	549,263	583,518	0.09%
Goldman Sachs Group Inc, 5.75% 01/24/22	550,184	582,393	0.09%
Verizon Communications Inc, 4.32% 09/21/28	517,223	579,787	0.09%
AT&T Inc, 4.50% 03/09/48	549,926	574,932	0.09%
Anheuser Busch Inbev Worldwide Inc, 5.55% 01/23/49	489,052	571,759	0.09%
Bristol Myers Squibb Co, 4.25% 10/26/49	458,487	569,865	0.08%
Anheuser Busch Inbev Worldwide Inc, 4.75% 01/23/29	519,618	569,181	0.08%
Diamond Fin Corp 1 & 2, 6.02% 06/15/26	550,184	565,444	0.08%
Diamond Fin Corp 1 & 2, 4.42% 06/15/21	550,184	554,956	0.08%
Broadcom Corp Broadcom Cayman Fin, 3.88% 01/15/27	586,668	551,597	0.08%
Comcast Corp, 4.15% 10/15/28	489,052	550,656	0.08%
Amazon.com Inc, 4.05% 08/22/47	427,921	545,718	0.08%
Microsoft Corp, 3.30% 02/06/27	489,052	542,303	0.08%
Verizon Comms Inc, 4.00% 12/03/29	484,172	539,700	0.08%
Abbott Labs, 4.90% 11/30/46	397,355	539,308	0.08%
Amgen Inc, 4.66% 06/15/51	432,980	536,329	0.08%
Bank of America Corp., 3.30% 01/11/23	519,618	534,992	0.08%
Visa Inc, 4.30% 12/14/45	427,921	529,908	0.08%
Bristol Myers Squibb Co, 3.40% 07/26/29	489,052	529,282	0.08%
Visa Inc, 3.15% 12/14/25	489,052	525,278	0.08%
Oracle Corp, 1.90% 09/15/21	519,618	521,553	0.08%
British Telecom PLC, 8.63% 12/15/30	326,442	517,362	0.08%
Charter Comms Operating LLC Cap, 6.48% 10/23/45	427,905	516,870	0.08%
Microsoft Corp, 2.40% 08/08/26	489,052	514,902	0.08%
Verizon Comms Inc, 5.15% 09/15/23	464,215	510,412	0.08%
Abbvie Inc, 4.05% 11/21/39	489,052	502,005	0.07%
CIGNA Corp, 4.38% 10/15/28	464,271	501,815	0.07%
Glaxosmithkline Cap Inc, 6.38% 05/15/38	336,223	493,362	0.07%
		$31,638,587

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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